Charter arrangements, Shipping Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Shipping revenues		$ 556,075	$ 450,381	$ 295,853
Other revenues	[1]	4,481	3,764	0
Total revenues		560,556	454,146	295,853
Time Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[2]	74,989	75,790	140,730
Time Charter Revenues [Member] | IFRS 15 [Member]
Revenues [Abstract]
Total revenues		18,961	19,144	36,384
Voyage Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues		$ 481,087	$ 374,592	$ 155,124

[1]	Other revenues mainly relate to technical management services provided
[2]	The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $18,961 thousand, $19,144 thousand and $36,384 thousand, for 2023, 2022 and 2021, respectively, is recognized in accordance with IFRS 15.